Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Oct. 31, 2022	Jan. 31, 2022	Jan. 31, 2021
Net of debt discount, current	$ 48,726	$ 57,771	$ 0
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	19,680,000	19,680,000	19,880,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	36,317,857	35,758,792	35,603,731
Common stock, shares outstanding	36,317,857	35,758,792	35,603,731
Treasury stock, shares	230,000	230,000	230,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	120,000	120,000	120,000
Preferred stock, shares issued	23,400	23,400	23,400
Preferred stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	47,200	0
Preferred stock, shares outstanding	47,200	0